Risk Management - Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39 (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost			$ 19,764,078
Up to one month [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 861,260	$ 429,791
Up to one month [member] | IFRS9 [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	542,648	251,596
Up to one month [member] | IFRS9 [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	166,105	108,783
Up to one month [member] | IFRS9 [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	152,507	69,412
1 - 3 months [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	295,924	241,090
1 - 3 months [member] | IFRS9 [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	134,505	117,386
1 - 3 months [member] | IFRS9 [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	88,072	64,088
1 - 3 months [member] | IFRS9 [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	73,347	59,616
Over 90 Days or More [Member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	653,664	452,947
Over 90 Days or More [Member] | IFRS9 [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	490,641	314,870
Over 90 Days or More [Member] | IFRS9 [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	102,650	91,107
Over 90 Days or More [Member] | IFRS9 [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	60,373	46,970
Over Due [Member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,810,848	1,123,828
Over Due [Member] | IFRS9 [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,167,794	683,852
Over Due [Member] | IFRS9 [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	356,827	263,978
Over Due [Member] | IFRS9 [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 286,227	$ 175,998